Restricted cash - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Restricted Cash and Cash Equivalents [Abstract]
Restricted cash	¥ 47,362	$ 7,432	¥ 4,494